Commodity risk management contracts (Tables)	12 Months Ended
Dec. 31, 2022
Commodity risk management contracts
Schedule of Group's Derivative Contracts

The following table presents the Group’s production hedged during the year ended December 31, 2022 and for the following periods as a consequence of the derivative contracts in force as of December 31, 2022:

Period	Reference	Type	Volume bbl/d	Weighted average price US$/bbl
ACCOUNTED FOR AS NON-HEDGE DERIVATIVES
January 1, 2022 - March 31, 2022	ICE BRENT	Zero Premium Collars	14,500	49.10 Put 74.81 Call
April 1, 2022 - June 30, 2022	ICE BRENT	Zero Premium Collars	12,500	53.35 Put 79.38 Call
July 1, 2022 - September 30, 2022	ICE BRENT	Zero Premium Collars	13,000	58.63 Put 86.50 Call
October 1, 2022 - December 31, 2022	ICE BRENT	Zero Premium Collars	12,000	60.63 Put 92.55 Call
ACCOUNTED FOR AS CASH FLOW HEDGES
January 1, 2023 - March 31, 2023	ICE BRENT	Zero Premium Collars	9,500	66.05 Put 112.59 Call
April 1, 2023 - June 30, 2023	ICE BRENT	Zero Premium Collars	8,500	69.12 Put 113.13 Call
July 1, 2023 - September 30, 2023	ICE BRENT	Zero Premium Collars	2,000	70.00 Put 101.13 Call

Summary of Gain (Loss) on the Commodity Risk Management Contracts

The table below summarizes the gain (loss) on the commodity risk management contracts:

	2022	2021	2020
Realized (loss) gain on commodity risk management contracts	(83,244)	(109,654)	21,059
Unrealized gain (loss) on commodity risk management contracts	13,023	463	(12,978)
	(70,221)	(109,191)	8,081